Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				December 31
		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,639	$22.36	2,687	$23.59
Granted, during the year	429	$24.91	176	$21.00
Exercised, during the year(*)	(1,957)	$(22.49)	(224)	$(19.70)
Forfeited, during the year	-	$-	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	1,111	$19.90	2,639	$22.36
Options outstanding, exercisable	303		2,253
Weighted average grant date market value	$21.88		$20.67
Weighted average remaining contractual life (expressed in years)	7.1		4.0
Note:
(*)Includes the exercise of share appreciation rights.

				December 31
			2014	2013

Share based compensation expense			$11,528	$6,142
Unrecognized compensation costs for options			$4,470	$1,556
Share based compensation accrued			$6,830	$7,854

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014	2013

Grant date - February 14, 2006
Dividend yield	-	2.3%
Expected volatility	-	15.8%
Risk free interest rate	-	1.0%
Expected remaining life, stated in years	-	1.1
Fair value, per option (in Canadian dollars)	$-	$0.62

Grant date - August 25, 2008
Dividend yield	1.8%	2.3%
Expected volatility	22.0%	19.8%
Risk free interest rate	1.0%	1.2%
Expected remaining life, stated in years	1.1	2.1
Fair value, per option (in Canadian dollars)	$14.47	$6.20

Grant date - November 11, 2010
Dividend yield	-	2.3%
Expected volatility	-	19.7%
Risk free interest rate	-	1.2%
Expected remaining life, stated in years	-	2.0
Fair value, per option (in Canadian dollars)	$-	$3.57

Grant date - August 20, 2012
Dividend yield	1.8%	2.3%
Expected volatility	18.3%	19.8%
Risk free interest rate	1.2%	1.5%
Expected remaining life, stated in years	2.3	3.3
Fair value, per option (in Canadian dollars)	$13.81	$6.26

Grant date - March 26, 2013
Dividend yield	1.8%	2.3%
Expected volatility	19.8%	21.1%
Risk free interest rate	1.3%	1.7%
Expected remaining life, stated in years	3.0	4.0
Fair value, per option (in Canadian dollars)	$12.88	$6.01

Grant date - March 19, 2014
Dividend yield	1.8%	-
Expected volatility	20.3%	-
Risk free interest rate	1.5%	-
Expected remaining life, stated in years	4.3	-
Fair value, per option (in Canadian dollars)	$8.53	$-

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
		December 31
	2014	2013

Outstanding, beginning of year	322	172
Granted, during the year	168	218
Vested, during the year	(78)	(60)
Forfeited, during the year	(13)	(8)
Outstanding, end of year	399	322
Weighted average remaining life	1.69	1.97
Restricted share expense	$2,759	$2,004

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
2015	$2,569
2016	1,845
2017	209
$4,623

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
				December 31
		2014		2013
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	507	$19.87	333	$20.04
Granted, during the year	164	$23.35	187	$19.55
Vested, during the year	(12)	-	-	-
Expired, during the year	(334)	-	-	-
Forfeited, during the year	(1)	-	(13)	-
Outstanding, end of year	324	$21.27	507	$19.87

				December 31
			2014	2013
PSU expense			$1,490	$3,222
Unrecognized compensation cost for PSU's			$4,834	$4,061
PSU compensation cost accrued			$5,350	$4,300

In calculating the estimated fair value of the PSU's, the following weighted average assumptions were used:

				December 31
			2014	2013

Grant date - March 16, 2012
Dividend yield			-	2.3%
Expected volatility			-	16.2%
Risk free interest rate			-	1.0%
Expected remaining life, stated in years			-	1.0
Fair value per PSU (in Canadian dollars)			$-	$25.68

Grant date - March 26, 2013
Dividend yield			1.8%	2.3%
Expected volatility			20.8%	19.1%
Risk free interest rate			1.0%	1.2%
Expected remaining life, stated in years			1.2	2.2
Fair value per PSU (in Canadian dollars)			$34.15	$24.96

Grant date - March 19, 2014
Dividend yield			1.8%	-
Expected volatility			18.6%	-
Risk free interest rate			1.2%	-
Expected remaining life, stated in years			2.2	-
Fair value per PSU (in Canadian dollars)			$33.53	$-